S&P QM-ATR
Run Date - 1/30/2023

Recovco Loan ID	Loan #1	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
XXXXFM5F	500_162	September Flow	XXXXX	XXXXX			XXXX XXXXX	XXX	XXX	XXXXX	Non-QM/Compliant	Not Covered/Exempt	XX/XX/XXXX					Employed		XXXX
XXXXXXSKBQ	500_303	DSCR Securitization Flow (November)	XXXXX	XXXXX	XXXXX	XXXXX	XXXX XXXXX	XXX	XXX	XXXXX	Not Covered/Exempt	Not Covered/Exempt	XX/XX/XXXX					Employed		XXXX	XXXX